Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income/(loss)	47,976	(270,697)	12,811
Non-cash items add/(deduct):
Depletion, depreciation, amortization and accretion	593,203	560,293	509,620
Asset impairment		781,099	209,396
Changes in fair value of derivative instruments	35,088	(85,163)	(31,920)
Deferred income tax expense/(recovery)	30,753	(274,639)	(163,608)
Foreign exchange (gain)/loss on debt and working capital	19,747	(7,647)	7,185
Share-based compensation - Stock Option Plan	9,213	10,297	12,330
Amortization of debt issue costs and senior note premium	793	(5)	(429)
Derivative settlement on senior notes principal repayment	17,827	18,406	19,119
Asset disposition (gain)/loss	(367)	(87,421)	(103)
Asset retirement obligation expenditures	(16,606)	(19,905)	(21,656)
Changes in non-cash operating working capital	28,851	(88,929)	71,487
Cash flow from operating activities	766,478	535,689	624,232
Financing Activities
Proceeds from the issuance of shares	14,838	350,948	64,001
Cash dividends	(170,653)	(277,948)	(388,904)
Change in bank debt	(45,556)	(189,251)	212,732
Repayment of senior notes	(46,814)	(46,236)	(45,523)
Proceeds from senior note issue		406,088
Derivative settlement on senior notes principal repayment	(17,827)	(18,406)	(19,119)
Changes in non-cash financing working capital	368	(14,727)	451
Cash flow from financing activities	(265,644)	210,468	(176,362)
Investing Activities
Capital expenditures	(687,905)	(865,296)	(877,767)
Property and land acquisitions	(244,837)	(185,337)	(255,209)
Property dispositions	365,135	245,771	641,190
Sale of marketable securities	2,482	146,898	1,544
Changes in non-cash investing working capital	60,604	(90,252)	38,592
Cash flow from investing activities	(504,521)	(748,216)	(451,650)
Effect of exchange rate changes on cash	1,477	1,630	1,035
Change in cash	(2,210)	(429)	(2,745)
Cash, beginning of year	5,200	5,629	8,374
Cash, end of year	2,990	5,200	5,629